OTHER OPERATING INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2020
OTHER OPERATING INCOME (EXPENSES)
Schedule of other operating income (expenses)

	2020	2019	2018
Recovered expenses and fines (1)	993,551	503,777	3,962,150
Provisions for labor, tax and civil contingencies (Note 19) (2)	(673,905)	(625,480)	(1,258,966)
Net gain (loss) on asset disposal/loss (3)	425,562	408,160	114,853
Other operating income (expenses)	(201,120)	17,561	(367,115)
Total	544,088	304,018	2,450,922
Other operating income	1,419,113	929,498	4,077,003
Other operating expenses	(875,025)	(625,480)	(1,626,081)
Total	544,088	304,018	2,450,922
(1)

For the year ended December 31, 2020, includes tax credits amount to R$435,698, from the final court proceeding in favor of the Company, which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from November 2001 to March 2016 and July 2002 to August 2003.

For the year ended December 31, 2018, includes tax credits amount to R$3,386,433, from the final court proceeding in favor of the Company, which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to June 2013.

(2)	For the year ended December 31, 2018, includes the write-off of judicial deposits in the amount of R$160,715.
(3)

The cumulative 2020 amount includes a net gain of R$93,257, resulting from the agreement entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda. (Note 12).